SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Inventories
Inventories consisted of the following at December 31, 2015 and 2014:

	December 31,
	2015	2014
Raw materials	$758,870	$360,019
Work-in-process	277,827	91,153
Finished goods	96,445	5,922
Total inventories	$1,133,142	$457,094

Estimated Future Intangible Asset Amortization Expense	Estimated future intangible asset amortization expense for the next five years are as follows:

Years ended December 31,
2016	$76,580
2017	42,591
Total estimated amortization expense	$119,171

Financial Liabilities Measured at Fair Value on a Recurring Basis
The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2015 and 2014 (see NOTE 12 DERIVATIVE LIABILITIES):

	Fair Value Measurements at December 31, 2015
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$26,592,532	$26,592,532
Convertible notes payable	$—	$—	$16,588,940	$16,588,940
Total derivative liability	$—	$—	$43,181,472	$43,181,472

	Fair Value Measurements at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$9,998,636	$9,998,636
Total derivative liability	$—	$—	$9,998,636	$9,998,636

Schedule of Basic and Diluted Net Income (Loss) Per Share
The components of basic and diluted net income (loss) per share for the three months ended September 30, 2015 are as follows:

Three Months Ended September 30, 2015
Basic:
Numerator:
Net Income	$13,056,359
Denominator:
Weighted Average Common Shares	1
Net Income Per Common Share – Basic	$13,056,359.00
Diluted:
Numerator:
Net Income	$13,056,359
Denominator:
Weighted Average Common Shares	1
Series E Convertible Preferred Stock	—
Warrants	—
Employee Stock Options	—
Denominator for Diluted Calculation	1
Net Income Per Common Share – Diluted	$13,056,359.00